BLACKROCK FUNDS II

BlackRock U.S. Government Bond Portfolio

(the “Fund”)

Supplement dated March 25, 2015

to the Statement of Additional Information dated January 28, 2015

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” is amended to reflect that the Fund may invest in emerging markets, as follows:

Investment in Emerging Markets	X

Shareholders should retain this Supplement for future reference.

SAI-USGB-0315SUP